Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Net losses	$ (9,037,971)	$ (5,138,122)	$ (24,813,736)	$ (21,855,127)
Equity pursuant proceeds	35,700,000
Operating activities	$ (4,078,380)	$ (3,713,409)	(15,970,878)	$ (21,402,786)
Proceeds from convertible promissory note			$ 5,000,000